SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUMMARY OF DETAILS OF THE SUBSIDIARIES OF THE COMPANY

Details of the subsidiaries of the Company are set out below:

			Percentage of
	Date of	Place of	effective	Principal
Name	Incorporation	Incorporation	ownership	Activities
WJ Energy Group Limited (“WJ Energy”)	June 3, 2014	Hong Kong	100%	Holding company

PT Green World Nusantara (“GWN”)	February 27, 2015	Indonesia	100%	Kruh Block operation

PT Harvel Nusantara Energi (“HNE”)	March 20, 2017	Indonesia	100%	Holding company

PT Cogen Nusantara Energi (“CNE”)	December 7, 2017	Indonesia	100%	Citarum Block operation

PT Hutama Wiranusa Energi (“HWE”)	May 14, 2018	Indonesia	100%	Citarum Block operation

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

Depreciation of property and equipment is provided using the declining balance method over their estimated useful lives:

Useful life
Housing and welfare	10 years
Furniture and office equipment	5 years
Computer and software	5 years
Production facilities	5 years
Drilling and production tools	5 years
Equipment	5 years

SUMMARY OF QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS OF POST-EMPLOYMENT BENEFITS

The following table summarizes the quantitative information about the Company’s level 3 fair value measurements in the determination of the balance of the post-employment benefits, which utilize significant unobservable inputs:

Actuarial Assumption	December 31, 2020	December 31, 2019
Discount Rate	5.98%	4.93%
Expected Return on Plan Assets	N/A	4.93%
Wage Increase Rate	7.00%	9.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019	Table Mortality Index (“TMI”) of Indonesia, 2011
Disability Rate	5% of TMI IV 2019	5% of TMI 2011
Normal retirement age	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030	58 Years (All employees are assumed to retire at pension age). With work contract until May 31, 2020

Withdrawal Rate	Age	Rate	Age	Rate
	20 – 29	5%	20 - 29	5%
	30 – 39	4%	30 - 39	4%
	49 – 44	3%	49 - 44	3%
	45 – 49	2%	45 - 49	2%
	50 – 57	1%	50 - 57	1%
	>57	0%	>57	0%

SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY

Liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2020 and 2019 are as follows:

		Fair value measurement at reporting date using
	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Provision for post-employment benefit	$68,701	$-	$-	$68,701

Fair value measurement at reporting date using
	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Provision for post-employment benefit	$-	$-	$-	$-